Shareholders' Equity - Movements in the number of options outstanding (Details)	12 Months Ended
	Dec. 31, 2025 EUR (€) Option Y € / shares	Dec. 31, 2024 EUR (€) Option Y € / shares	Dec. 31, 2023 Y Option € / shares
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per stock option | €	€ 1.58	€ 1.51
Options, contractual term	10 years
Option life, share options granted | Y	5	5	5
Stock options outstanding, beginning of year | Option	11,671,792	11,186,240	11,279,210
Granted | Option	4,852,997	1,377,780	1,793,449
Forfeited | Option	(91,770)	(179,259)	(276,272)
Exercised | Option	(99,317)	(300,036)	(337,746)
Expired | Option	(267,397)	(412,933)	(1,272,401)
Stock options outstanding, end of the year | Option	16,066,305	11,671,792	11,186,240
Exercisable stock options, end of the year | Option	9,631,699	8,152,467	6,679,018
Average exercise price, beginning of year (in euro per share)	€ 3.38	€ 3.1	€ 3.66
Granted (in euro per share)	1.77	1.94	2.76
Forfeited (in euro per share)	1.62	1.61	4.62
Exercised (in euro per share)	0.63	0.79	1.07
Expired (in euro per share)	8.2	4.05	7.8
Average exercise price, end of the year (in euro per share)	2.56	3.38	3.1
Average exercise price of exercisable options, end of the year (in euro per share)	3.09	3.98	€ 4.05
Options exercised during the year	€ 1.87	€ 2.09
Weighted average life	6 years 6 months	6 years 3 months 18 days
Share options subject to non-market performance conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted | Option	1,414,000
Minimum | Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 0.56	€ 0.64
Maximum | Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 18.62	€ 21.06